Segment Information - Summary of Non-current Segment Assets, Comprise of Intangible Assets, and Property, Plant and Equipment and Investments in Associates, Located by Region (Detail) - EUR (€)
€ in Thousands
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current segment assets		€ 182,715	€ 116,317
North America [member]
Disclosure of operating segments [line items]
Non-current segment assets	[1]	74,651	76,677
Europe [member]
Disclosure of operating segments [line items]
Non-current segment assets	[1],[2]	€ 108,064	€ 39,640

[1]	From 2025, non-current segment assets include investments in associates. Comparatives have been restated for comparative purposes.
[2]	As of December 31, 2025 and December 31, 2024, intangible assets and property, plant and equipment of €33.6 million and €27.9 million, respectively, is located in Denmark, the country of domicile. In addition, as of December 31, 2025 and December 31, 2024, intangible assets and property, plant and equipment of €71.8 million and €11.6 million, respectively, is located in Germany.